RETIREMENT BENEFIT OBLIGATIONS - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Discount rate (in percent)	4.93%	1.94%
Retail Price Index (RPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	3.13%	3.21%
Consumer Price Index (CPI)
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Prices index (in percent)	2.69%	2.92%
Increase of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	£ 13	£ 12
Increase (decrease) in the net defined benefit pension scheme liability	251	481
Increase of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(25)	(24)
Increase (decrease) in the net defined benefit pension scheme liability	(379)	(774)
Decrease of 0.1 per cent | Actuarial assumption of expected rates of inflation
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(13)	(12)
Increase (decrease) in the net defined benefit pension scheme liability	(245)	(475)
Decrease of 0.1 per cent | Actuarial assumption of discount rates
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	24	23
Increase (decrease) in the net defined benefit pension scheme liability	388	795
Increase of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	38	44
Increase (decrease) in the net defined benefit pension scheme liability	745	1,934
Decrease of one year | Actuarial assumption of expected life expectancy of members
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Possible Alternative Assumptions Used in Valuations of Defined Benefit Pension Schemes [Line Items]
Increase (decrease) in the income statement charge	(39)	(42)
Increase (decrease) in the net defined benefit pension scheme liability	£ (762)	£ (1,852)